Stock-Based Compensation - Summary of Share Grant Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Share Grants (number of common shares)
Outstanding, beginning (in shares)	403,550	949,910
Vested and issued (in shares)	0	0
Forfeited (in shares)		(243,840)
Outstanding, ending (in shares)	108,710	403,550
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.66	$ 20.72
Vested and issued (in dollars per share)			$ 20.50
Forfeited (in dollars per share)		20.75
Outstanding, ending (in dollars per share)	$ 20.66	$ 20.66
Share Grant Plans [Member]
Share Grants (number of common shares)
Outstanding, beginning (in shares)	3,674,377	4,234,155
Vested and issued (in shares)	(441,562)	(462,942)
Forfeited (in shares)	(78,010)	(96,836)
Outstanding, ending (in shares)	3,154,805	3,674,377
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Vested and issued (in dollars per share)	0	0
Forfeited (in dollars per share)	20.50	20.50
Outstanding, ending (in dollars per share)	$ 20.50	$ 20.50